Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2015
EARNINGS (LOSSES) PER SHARE [Abstract]
Earnings (Losses) Per Share

24. EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2013	2014	2015
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$268,642	$(3,381)	$212,784
Numerator for basic earnings/(losses) per share	268,642	(3,381)	212,784
Numerator for diluted earnings/(losses) per share	268,642	(3,381)	212,784
Denominator:
Weighted average number of ordinary shares outstanding — basic	106,252	105,722	104,924
Incremental shares from treasury share method	424	—	838

Weighted average number of ordinary shares outstanding — diluted	106,676	105,722	105,762

Basic net income/(loss) per share	$2.53	$(0.03)	$2.03
Diluted net income/(loss) per share	$2.52	$(0.03)	$2.01

As of December 31, 2013, 2014 and 2015, a total of nil, 120 and nil outstanding non-vested restricted shares and share options were excluded from the computation of dilutive loss per share for the years ended December 31, 2013, 2014 and 2015 because of their anti-dilutive effect. The dilutive effects of restricted shares and share options are calculated using the treasury stock method.